Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Black–Scholes Option Price Model

The fair value of the series A warrants issued in the PIPE at the time of the initial closing, which took place on October 30, 2023, was calculated by an independent valuation expert, performing numerous iterations using the Black–Scholes option price model and were in the following dates (as per level 3 hierarchy):

	2025	2024	2023
Expected volatility (%)	78,67% - 81.94%	80.84% - 83.21%	55.08% - 60.24%
Risk-free interest rate (%)	3.57% - 4.31%	4.08% - 4.34%	3.85% - 4.99%
Expected Life (years)	3.33 - 4.32	1.89 - 4.39	2-5.33
Value per share	0.82 - 1.604	$1.53 - $2.48	$0.59 - $0.71
Exercise price (U.S. dollars per share)	$1 - $1.1	$1.1	$1.1

Schedule of Fair Value Outstanding Series A Warrants

The following table sets forth the changes in the number of outstanding series A warrants during the following periods:

Balance as of December 31, 2022	-
Issuance of warrants - October 2023	4,636,364
Balance as of December 31, 2023	4,636,364
Exercise of warrants	1,654,546
Balance as of December 31, 2024	2,981,818
Exercise of warrants	1,144,357
Balance as of December 31, 2025	1,837,461

The following table sets forth the changes in the value of the series A warrants during the following periods:

Balance as of December 31, 2022	-
Initial measurement	1,287,173
Change in fair value	277,600
Balance as of December 31, 2023	1,564,773
Change in fair value	5,688,891
Exercise of warrants*	(2,742,173)
Balance as of December 31, 2024	4,511,491
Change in fair value	(1,918,203)
Exercise of warrants*	(1,834,416)
Balance as of December 31, 2025	758,872

*	See note 10B
*	issued on February 2, 2022 to a former parent Company

Schedule of Remaining Outstanding Equity Warrants

As of December 31,2025, the remaining outstanding equity warrants are summarized in the table below:

Issuance date	In connection with	Expiration date	No. of warrants issued	Exercise price per share	No. of Ordinary shares underlying warrants
2022*	Delta Drone Warrants (L.I.A. Pure Capital Ltd)	July 31, 2028	111,261	$4.00	111,261
2023**	IPO Underwriter Warrants	July 31, 2028	97,500	$5.00	97,500
2023****	IPO Consultant Warrants	September 20, 2028	144,606	$1.275	144,606

*	issued on February 2, 2022 to a former parent Company

**	see Note 10c2

****	see Note 10c4